Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common shares repurchased	1,607,745	3,217,561
Repurchase of common shares, weighted average price	$ 30.72	$ 33.08
Cash dividend declared - common shares, per share	$ 0.48	$ 0.48